S000048355 [Member] Investment Objectives and Goals - Tax-Managed International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed International Equity Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital growth on an after-tax basis.